CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 159,843,700	$ 140,494,754
Restricted cash	281,584,715	368,874,458
Short-term investments	7,678,862	6,008,477
Accounts receivable	26,237,714	15,456,502
Other receivables	156,099,846	134,818,502
Restricted deposit	69,419,000	69,357,738
Deposits for land use rights	160,298,351	299,739,435
Other deposits and prepayments	218,385,115	152,289,464
Advances to suppliers	52,322,947	29,786,612
Real estate property held for sale	0	1,185,217
Real estate property development completed	11,518,328	12,308,999
Real estate property under development (including real estate property under development of the consolidated variable interest entities ("Consolidated VIEs") to be used only to settle obligations of the Consolidated VIEs of US$548,404,278 and US$556,441,991 as of December 31, 2014 and June 30, 2015, respectively)	2,097,123,391	1,714,575,052
Amounts due from related party	81,998,191	125,374,349
Amounts due from employees	1,638,292	50,057
Other current assets	236,308	139,043
Total current assets	3,324,384,760	3,070,458,659
Real estate properties held for lease, net	77,309,763	69,223,748
Deposits for land use rights	3,271,395	0
Property and equipment, net	44,230,890	46,475,725
Other long-term investment	32,955,598	241,648
Investment in joint venture	4,708,940	4,225,629
Deferred tax assets	13,974,890	13,641,608
Deferred charges	16,358,974	16,677,352
Other assets	11,026,622	10,581,865
TOTAL ASSETS	3,528,221,832	3,231,526,234
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiary of US$40,259,520 and US$42,319,413 as of December 31, 2014 and June 30, 2015, respectively)	366,096,834	351,505,821
Short-term bank loans and other debt (including short-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of US$65,370,159 and nil as of December 31, 2014 and June 30, 2015, respectively)	204,924,699	293,449,741
Customer deposits (including customer deposits of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$40,433,345 as of December 31, 2014 and June 30, 2015, respectively)	152,586,447	107,163,398
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiary of US$517,631 and US$646,896 as of December 31, 2014 and June 30, 2015, respectively)	61,885,202	62,429,274
Deferred tax liabilities	108,703,501	91,202,159
Other payables and accrued liabilities (including other payables and accrued liabilities of the Consolidated VIEs without recourse to the primary beneficiary of US$5,769,652 and US$7,161,461 as of December 31, 2014 and June 30, 2015, respectively)	77,281,321	74,088,090
Payroll and welfare payable (including payroll and welfare payable of the Consolidated VIEs without recourse to the primary beneficiary of US$1,744,275 and US$114,042 as of December 31, 2014 and June 30, 2015, respectively)	3,594,165	18,456,857
Current portion of long-term bank loans and other debt (including current portion of long-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$199,227,951 as of December 31, 2014 and June 30, 2015, respectively)	687,025,109	586,841,245
Mandatorily redeemable non-controlling interests	4,089,244	4,486,027
Current maturities of capital lease obligations	3,256,159	3,010,201
Total current liabilities	1,669,442,681	1,592,632,813
Long-term bank loans	84,598,273	52,296,127
Deferred tax liabilities	14,404,114	9,825,083
Unrecognized tax benefits	11,258,770	14,005,004
Other long-term debt (including other long-term debt of the Consolidated VIEs without recourse to the primary beneficiary of US$69,050,361 and US$86,037,686 as of December 31, 2014 and June 30, 2015, respectively)	745,256,672	576,204,491
Capital lease obligations, net of current maturities	21,632,336	23,499,642
Mandatorily redeemable non-controlling interests (including mandatorily redeemable non-controlling interests of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$654,279 as of December 31, 2014 and June 30, 2015, respectively)	3,762,104	2,451,381
Total liabilities	$ 2,550,354,950	$ 2,270,914,541
Commitments and contingencies
Shareholders' equity
Authorized-500,000,000; shares issued and outstanding- 147,059,802 shares for June 30, 2015 (December 31, 2014: 147,019,802 shares)	$ 15,835	$ 15,831
Treasury shares	(20,696,268)	(20,696,268)
Additional paid-in capital	530,360,062	530,670,112
Statutory reserves	72,821,140	72,829,487
Retained earnings	290,560,891	273,254,963
Accumulated other comprehensive income	104,824,946	104,557,008
Total Xinyuan Real Estate Co., Ltd shareholders' equity	977,886,606	960,631,133
Non-controlling interest	(19,724)	(19,440)
Total equity	977,866,882	960,611,693
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,528,221,832	$ 3,231,526,234